UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/03

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC IX Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    08/08/03

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F  COMBINATION  REPORT  (Check here if a portion of the  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           4
Form 13F Information Table Value Total:     $18,025
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              SC IX MANAGEMENT, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 06/30/03





                                                        VALUE    SHARES/        SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED  NONE
--------------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------   ------  ----
NETSCREEN TECHNOLOGIES      COMMON         64117V107   10,731    481,211        SH           SOLE              481,211
NVIDIA                      COMMON         67066G104    4,238    185,001        SH           SOLE              185,001
SABA SOFTWARE               COMMON         784932105    1,323    290,697        SH           SOLE              290,697
VITESSE SEMICONDUCTOR       COMMON         928497106    1,733    354,457        SH           SOLE              354,457